Condensed Financial Information of the Parent Company (Details)				12 Months Ended
		Apr. 16, 2024 USD ($)	Dec. 18, 2023 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares shares
Condensed Financial Information of the Parent Company [Line Items]
Allotment of share				4,999
Issuance of share				4,999
Authorized share capital changed to dividend (in Dollars) | $		$ 50,000		$ 50,000
Ordinary share authorized				1,000,000,000,000		1,000,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares issued				60,000,000		60,000,000
Restricted net assets of consolidated subsidiaries exceed				25.00%
Maximum [Member]
Condensed Financial Information of the Parent Company [Line Items]
Restricted net assets of consolidated subsidiaries exceed				4.25%
Restricted Net Assets [Member]
Condensed Financial Information of the Parent Company [Line Items]
Restricted net assets of consolidated subsidiaries exceed				25.00%
Subsequent Event [Member]
Condensed Financial Information of the Parent Company [Line Items]
Share split ratio		1-to-2,000
Reitar Logtech Engineering Limited [Member] | Mr. Yiu [Member]
Condensed Financial Information of the Parent Company [Line Items]
Equity interest percentage				50.00%
Reitar Logtech Engineering Limited [Member] | Mr. Chung [Member]
Condensed Financial Information of the Parent Company [Line Items]
Equity interest percentage				50.00%
Parent Company [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share authorized				1,000,000,000,000		1,000,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	0.00000005	$ 0.00000005
Ordinary shares issued				60,000,000		60,000,000
Parent Company [Member] | Maximum [Member]
Condensed Financial Information of the Parent Company [Line Items]
Restricted net assets of consolidated subsidiaries exceed				25.00%
Class A Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Number of Re-designated shares			20,000
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.0001
Vote			one
Ordinary share authorized	[1]			900,000,000,000		900,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)	[1]			$ 0.00000005	0.00000005	$ 0.00000005
Ordinary shares issued	[1]			40,000,000		40,000,000
Class A Ordinary Shares [Member] | Parent Company [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share authorized				900,000,000,000		900,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	0.00000005	$ 0.00000005
Ordinary shares issued				40,000,000		40,000,000
Class B Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.0001
Number of share issued			10,000
Vote			fifteen
Ordinary share authorized	[1]			100,000,000,000		100,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)	[1]			$ 0.00000005	0.00000005	$ 0.00000005
Ordinary shares issued	[1]			20,000,000		20,000,000
Class B Ordinary Shares [Member] | Parent Company [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share authorized				100,000,000,000		100,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares issued				20,000,000		20,000,000

[1]	Retrospectively restated for effect of share recapitalization (Note 1).